Debt Obligations (Details Textual) - USD ($)									1 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended
	Jan. 13, 2020	Dec. 31, 2019	Dec. 18, 2019	Sep. 03, 2019	Oct. 05, 2018	Jun. 11, 2018	Feb. 09, 2016	Jun. 02, 2014	Apr. 30, 2015	Dec. 31, 2019	Sep. 03, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 02, 2019	Jun. 30, 2016
Convertible Notes Payable, Current												$ 65,920,000			$ 3,333,000	$ 65,920,000		$ 65,920,000
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock				4.985%							4.985%
Change in Fair Value of Embedded Conversion Feature													$ 2,311,000
Interest Paid, Excluding Capitalized Interest, Operating Activities												$ 71,000	4,602,000	$ 5,362,000	$ 5,539,000
Conversion of Stock, Maximum Shares Issued (in shares)			28,439,015
Series A Preferred Stock Converted Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)														1,112,333	2,080,000		3,192,333	3,192,333
Conversion of Stock, Shares Converted (in shares)																	9,577	9,577
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)										1,659,966				1,659,996		1,659,966
Conversion of Stock, Shares Converted (in shares)										1,576				1,576		1,576
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)					1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)					$ 3
Convertible Preferred Stock, Shares Issuable Upon Conversion (in shares)					3,192,333
Conversion Of Stock Shares Issuable If Converted (in shares)					3,192,333
Preferred Stock, Shares Outstanding, Ending Balance (in shares)		0								0		0		0	3,337	0	0	0
Series B-1 Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)				1,576
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)				1,000							1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)				$ 0.9494							$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)				1,659,996							1,659,996
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock				4.985%							4.985%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)				$ 0.0001							$ 0.0001
Preferred Stock, Shares Outstanding, Ending Balance (in shares)		0								0		0		0	0	0	0	0
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		0.0001						$ 0.0001	0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)				1,000							1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)				$ 0.9494							$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)				28,439,015							28,439,015
Preferred Stock, Shares Outstanding, Ending Balance (in shares)		0								0		0		0	0	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share (in dollars per share)				$ 0.0001							$ 0.0001
Conversion from Deerfield Convertible Note to Common Stock [Member]
Debt Conversion, Original Debt, Amount						$ 3,333,333
Debt Conversion, Accrued Interest						$ 168,288
Debt Conversion, Converted Instrument, Shares Issued (in shares)						598,568
Exchanged 2021 Notes for Series A Preferred Stock [Member]
Debt Conversion, Original Debt, Amount					$ 9,577,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)					9,577
DebtConversionOptionToExchangeAmount				$ 27,000,000							$ 27,000,000
2021NotesConvertedToCommonStockMember
Debt Conversion, Converted Instrument, Shares Issued (in shares)				1,499,894
2021NotesConvertedToSeriesB1PreferredStockMember
Debt Conversion, Converted Instrument, Shares Issued (in shares)				1,576
Conversion From Deerfield Convertible Note to Common and Preferred Stock Member
Debt Conversion, Original Debt, Amount				$ 3,000,000
Exchanged2021NotesForSeriesB2PreferredStockMember
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 1,000							$ 1,000
Exchanged2021NotesForCommonStockMember
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 0.9494							$ 0.9494
The 2019 Notes Converted to Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 1,200,000										$ 15,863,000		$ 1,200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)		2,000,000
2021 Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)							$ 17.11
Debt Conversion, Original Debt, Amount							$ 1,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)							58.4454
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Debt Instrument, Face Amount							$ 86,300,000
Debt Instrument, Sinking Fund Payment							0
Proceeds from Debt, Net of Issuance Costs							82,800,000
Repayments of Long-term Debt, Total							$ 18,600,000
Debt Instrument Repurchase Price Equal to Percentage of Principal Amount							100.00%
Debt Instrument, Cancellation of Debt, Amount	$ 3,037,354		$ 71,418,011
Interest Paid, Excluding Capitalized Interest, Operating Activities	37,354		$ 745,011
Debt Instrument, Percentage of Accrued Interest Paid			50.00%
2021 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Cancellation of Debt, Amount	3,037,354
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 37,354
The 2019 Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 5.85		$ 17.11
Debt Instrument, Interest Rate, Stated Percentage			6.75%
Debt Instrument, Face Amount			$ 71,418,011
Debt Instrument, Percentage of Accrued Interest Paid	50.00%
Debt Instrument, Convertible, Number of Equity Instruments			4,174,051
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)	$ 0.583	$ 0.38	$ 0.583							$ 0.38				$ 0.38			$ 0.38
Debt Instrument, Convertible, Conversion Restriction Percentage of Common Stock			4.985%
Beneficial Ownership, Cap Limit, Percentage			19.985%
The 2019 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 5.85
Debt Instrument, Percentage of Accrued Interest Paid	50.00%
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)	$ 0.583
January 2020 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 3,037,354
Deerfield Facility Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 60,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 5.85
Line of Credit Facility, Interest Rate at Period End				6.75%				9.75%			6.75%									6.75%
Debt Instrument, Interest Rate, Stated Percentage		6.75%								6.75%		6.75%		6.75%		6.75%	6.75%	6.75%	9.75%
Convertible Notes Payable, Current		$ 6,980,824								$ 6,980,824		$ 6,980,824		$ 6,980,824		$ 6,980,824	$ 6,980,824	$ 6,980,824
Debt Covenant, Debt Financing Restriction								$ 750,000
Reimbursement of Debt Holders				$ 150,000							$ 150,000
Change in Fair Value of Embedded Conversion Feature											$ 2,300,000
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)			$ 0.60
Deerfield Facility Agreement [Member] | Deerfield Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 0.78
Deerfield Facility Agreement [Member] | Deerfield Warrant [Member] | IPO [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								1,923,077
Deerfield Facility Agreement [Member] | Series D Redeemable Convertible Preferred Stock Reclassified to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)									256,410
Deerfield Facility Agreement [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Own-share Lending Arrangement, Shares, Issued (in shares)								1,923,077
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								14,423,076
Deerfield Facility Agreement [Member] | Term Notes [Member]
Proceeds from Secured Notes Payable								$ 15,000,000
Deerfield Facility Agreement [Member] | Deerfield Convertible Notes [Member]
Proceeds from Secured Notes Payable								$ 10,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)								$ 5.85